Note 8 - Income Taxes - 10K (Details) - Benefit (Provision) for Income Taxes (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		22 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Benefit (Provision) for Income Taxes [Abstract]
Deferred income taxes benefit					$ 800,000
Total income tax benefit	$ 0	$ 157,000	$ 0	$ 431,000	$ 800,000	$ 800,000	$ 800,000